Accounts Receivable, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Account receivable collected percentage	63.00%
Balance	$ 15,406,535	$ 11,253,459